[LETTERHEAD OF WILLKIE FARR & GALLAGHER LLP]

VIA EDGAR

November 24, 2009

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	SunAmerica Equity Funds Securities Act File No. 33-8021 Investment Company Act File No. 811-4801 Post-Effective Amendment No. 49

Ladies and Gentlemen:

On behalf of SunAmerica Equity Funds (the “Trust,” the individual series of which are referred to as the “Funds”), I hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 49 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to bring each Fund’s prospectus into compliance with the requirements of amended Form N-1A.

On or around January 28, 2010, the Trust will file a subsequent post-effective amendment pursuant to Rule 485(b) that will bring the Funds’ financial statements and other information up to date under Section 10(a)(3) of the 1933 Act.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8681.

Very truly yours,

/s/ Jack D. Cohen

Jack D. Cohen

Enclosures

cc: Kathleen Fuentes, Esq.